Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 58,237	$ 21,504	$ 312,173
Inventories	208,674	208,674	209,729
Prepaid expenses	543,852	543,642	11,784
Other receivable - related party		46,743
Other receivable - others	427,291	412,390	891
Other current assets	1,202	6,591
Total Current Assets	1,239,256	1,239,544	534,577
Property and Equipment
Cost	407,501	405,319	128,917
Accumulated depreciation	(119,782)	(100,592)	(43,825)
Property and equipment	287,719	304,727	85,092
Construction in progress	3,254,170	3,250,000	3,660,000
Net Property and Equipment	3,541,889	3,554,727	3,745,092
Other Assets
Intangible asset, net	3,753,750	3,877,500	4,372,500
Goodwill	1,450,536	1,450,536	1,105,942
Deposits - related party	2,542	2,396	4,966
Deposits - others	148,839	141,273	801,405
Total Other Assets	5,355,667	5,471,705	6,284,813
Total Assets	10,136,812	10,265,976	10,564,482
Current Liabilities
Short-term bank loan	10,000	10,000
Short-term loan - related parties	325,040
Accrued expenses	881,214	637,675	71,978
Other payable - related parties	1,299,578	1,082,395	2,955,575
Other payable - others	2,264,637	2,081,787	1,671,269
Total Current Liabilities	4,780,469	3,811,857	4,698,822
Restricted stock deposit liability	14	56	3,342
Total Liabilities	4,780,483	3,811,913	4,702,164
Commitments and Contingency
Stockholders' Equity
Preferred stock, no par value, as of December 31, 2017 and 2016, 10,000,000 shares authorized, none issued and outstanding. Preferred stock, $0.001 par value, as of March 31, 2018 and December 31, 2017, 50,000,000 shares authorized, none issued and outstanding
Common stock, $0.001 par value. Authorized - 450,000,000 shares. Issued and outstanding 41,449,735 (excluding 10,362 unvested restricted shares) as of March 31, 2018 and 41,418,665 (excluding 41,438 unvested restricted shares) as of December 31, 2017. Common stock, no par value. Authorized - 210,000,000 shares. Issued and outstanding - 98,720,060 (excluding 6,683,340 unvested restricted shares) as of December 31, 2016	41,449	41,418	4,470,839
Additional paid in capital	13,787,341	13,484,857	80,000
Subscribed capital	690,648	75,040	1,862,643
Subscriptions receivable	(559,608)
Accumulated deficits	(8,602,971)	(7,143,788)	(551,204)
Accumulated other comprehensive loss	(530)	(3,464)	(10)
Total Stockholders' Equity	5,356,329	6,454,063	5,862,268
Non-controlling interest in subsidiary			50
Total Equity	5,356,329	6,454,063	5,862,318
Total Liabilities and Equity	$ 10,136,812	$ 10,265,976	$ 10,564,482